OTHER INCOME (EXPENSES), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OTHER INCOME (EXPENSES), NET
Income of incentive payment from depository bank	¥ 8,569	$ 1,207	¥ 2,821	¥ 2,395
Fair value change of short-term and other investments	26,461	3,727	(13,549)	30,360
Fair value change of put right liabilities	(7,888)	(1,111)	34,260	16,628
Net foreign exchange gains (losses)	(60,704)	(8,550)	(175,391)	25,373
Subsidy income	5,354	754	25,470	9,216
Losses in deconsolidation of a subsidiary	(7,905)	(1,113)
Others	(1,996)	(282)	(198)	(810)
Other income (expenses), net	¥ (38,109)	$ (5,368)	¥ (126,587)	¥ 83,162